Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

2015
Net revenue external customers	$2,771,479	$629,006	$353,038	$197,880	$3,951,403	$8,524	$3,959,927
Inter - segment revenue	1,290	0	0	99	1,389	(1,389)	-
Revenue	2,772,769	629,006	353,038	197,979	3,952,792	7,135	3,959,927
Operating income	340,084	141,256	84,512	17,857	583,709	(79,309)	504,400
Depreciation and amortization	(97,190)	(28,327)	(10,831)	(4,812)	(141,160)	(34,694)	(175,854)
Income (loss) from equity method investees	4,506	1,063	362	273	6,204	-	6,204
Total assets	16,980,212	3,326,825	1,790,211	684,152	22,781,400	2,325,344	25,106,744
thereof investments in equity method investees	270,983	210,902	105,968	24,512	612,365	-	612,365
Capital expenditures, acquisitions and investments (1),(2)	121,232	30,750	12,929	5,459	170,370	52,722	223,092

2014(3)
Net revenue external customers	$2,392,907	$732,344	$242,780	$185,774	$3,553,805	$9,787	$3,563,592
Inter - segment revenue	1,280	-	-	-	1,280	(1,280)	-
Revenue	2,394,187	732,344	242,780	185,774	3,555,085	8,507	3,563,592
Operating income	335,562	127,800	34,091	18,555	516,008	(71,113)	444,895
Depreciation and amortization	(87,649)	(32,781)	(7,526)	(4,714)	(132,670)	(34,497)	(167,167)
Income (loss) from equity method investees	10,551	1,164	539	268	12,522	-	12,522
Total assets	14,860,218	4,099,282	1,483,338	685,029	21,127,867	2,294,810	23,422,677
thereof investments in equity method investees	300,110	298,359	135,443	-	733,912	-	733,912
Capital expenditures, acquisitions and investments (4)	204,899	42,070	12,090	10,477	269,536	67,252	336,788

(1) EMEA, Asia-Pacific and Latin America acquisitions exclude $12,887, $33,960 and $309, respectively, of non-cash acquisitions for 2015.
(2) Business combinations during the last twelve months increased the Company´s Net Income (Net Income attributable to the shareholders of FMC-AG & Co. KGaA) in Q1 2015 by $678, including the costs of the acquisitions.
(3) Prior year information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(4) EMEA, Asia-Pacific and Latin America acquisitions exclude $1,515, $4,376 and $1,678, respectively, of non-cash acquisitions for 2014.